UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00734
Van Kampen Harbor Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 78.8%
	Advertising 0.9%
$2,580	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$2,550,975

	Aerospace & Defense 2.3%
3,100	AAR Corp.	1.750	02/01/26	3,022,500
2,640	Ceradyne, Inc.	2.875	12/15/35	2,392,500
1,257	L-3 Communications Corp.	3.000	08/01/35	1,294,710

				6,709,710

	Airlines 1.1%
4,100	UAL Corp.	4.500	06/30/21	3,039,330

	Alternative Carriers 1.0%
3,300	Level 3 Communications, Inc.	5.250	12/15/11	2,953,500

	Aluminum 0.2%
275	Alcoa, Inc.	5.250	03/15/14	606,375

	Apparel Retail 0.5%
2,083	Charming Shoppes, Inc.	1.125	05/01/14	1,528,401

	Application Software 1.9%
2,335	Blackboard, Inc.	3.250	07/01/27	2,308,731
960	Informatica Corp.	3.000	03/15/26	1,201,200
1,980	Lawson Software, Inc.	2.500	04/15/12	1,895,850

				5,405,781

	Asset Management & Custody Banks 1.5%
1,150	BlackRock, Inc.	2.625	02/15/35	2,511,312
1,356	Janus Capital Group, Inc.	3.250	07/15/14	1,706,865

				4,218,177

	Auto Parts & Equipment 0.7%
1,700	BorgWarner, Inc.	3.500	04/15/12	2,078,250

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automotive Retail 0.6%
$1,453	Sonic Automotive, Inc.	5.000%	10/01/29	$1,592,851

	Biotechnology 4.6%
488	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	1,388,970
2,760	Amgen, Inc.	0.125	02/01/11	2,766,900
1,725	Amgen, Inc.	0.375	02/01/13	1,753,031
1,619	BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	1,703,998
2,100	Enzon Pharmaceuticals, Inc.	4.000	06/01/13	2,212,875
1,400	Incyte Corp.	3.500	02/15/11	1,372,000
1,825	Incyte Corp., Ltd. (a)	4.750	10/01/15	1,945,906

				13,143,680

	Brewers 1.3%
3,300	Molson Coors Brewing Co.	2.500	07/30/13	3,749,625

	Broadcasting & Cable TV 0.4%
1,400	Central European Media Enterprises, Ltd. (Bermuda) (a)	3.500	03/15/13	1,181,250

	Cable & Satellite 0.5%
1,450	Virgin Media, Inc. (a)	6.500	11/15/16	1,526,125

	Casinos & Gaming 0.8%
1,628	International Game Technology (a)	3.250	05/01/14	2,142,855

	Coal & Consumable Fuels 1.3%
1,500	International Coal Group, Inc.	9.000	08/01/12	1,606,875
2,400	Peabody Energy Corp.	4.750	12/15/66	2,124,000

				3,730,875

	Computer & Electronics Retail 0.6%
1,600	Best Buy Co., Inc.	2.250	01/15/22	1,668,000

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Computer Storage & Peripherals 4.3%
$2,750	EMC Corp.	1.750%	12/01/11	$3,334,375
1,180	EMC Corp.	1.750	12/01/13	1,458,775
2,450	Maxtor Corp.	2.375	08/15/12	2,652,125
2,600	NetApp, Inc.	1.750	06/01/13	2,827,500
2,480	SanDisk Corp.	1.000	05/15/13	1,940,600

				12,213,375

	Construction & Engineering 0.5%
1,350	Quanta Services, Inc.	3.750	04/30/26	1,533,938

	Construction & Farm Machinery & Heavy Trucks 0.8%
1,600	Terex Corp.	4.000	06/01/15	2,388,000

	Consumer Products 0.7%
1,350	Hertz Global Holdings, Inc.	5.250	06/01/14	2,041,875

	Data Processing & Outsourced Services 0.6%
1,815	Alliance Data Systems Corp.	1.750	08/01/13	1,756,012

	Department Stores 0.7%
2,345	Saks, Inc.	2.000	03/15/24	1,952,213

	Diversified REIT’s 0.8%
1,750	Digital Realty Trust, LP (a)	5.500	04/15/29	2,180,937

	Electrical Components & Equipment 1.7%
3,015	General Cable Corp.	1.000	10/15/12	2,592,900
1,000	Suntech Power Holdings Co., Ltd. (Cayman Islands)	3.000	03/15/13	790,000
1,360	Yingli Green Energy Holding Co., Ltd. (Cayman Islands)	*	12/15/12	1,439,900

				4,822,800

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electronic Equipment & Instruments 0.6%
$1,350	Itron, Inc.	2.500%	08/01/26	$1,658,813

	Electronic Manufacturing Services 0.6%
1,750	TTM Technologies, Inc.	3.250	05/15/15	1,717,188

	Environmental & Facilities Services 1.9%
3,250	Covanta Holding Corp.	1.000	02/01/27	2,904,687
2,300	Waste Connections, Inc.	3.750	04/01/26	2,423,625

				5,328,312

	Gold 0.7%
1,670	Newmont Mining Corp.	3.000	02/15/12	2,012,350

	Health Care 0.3%
700	Life Technologies Corp.	3.250	06/15/25	809,375

	Health Care Equipment 3.0%
1,725	Beckman Coulter, Inc.	2.500	12/15/36	1,990,219
2,500	Medtronic, Inc.	1.500	04/15/11	2,500,000
1,035	NuVasive, Inc. (a)	2.250	03/15/13	1,133,325
3,350	Wright Medical Group, Inc.	2.625	12/01/14	2,843,312

				8,466,856

	Health Care Facilities 2.0%
1,349	Health Management Associates, Inc. (a)	3.750	05/01/28	1,357,431
4,000	LifePoint Hospitals, Inc.	3.500	05/15/14	3,415,000
1,050	NovaMed, Inc.	1.000	06/15/12	901,688

				5,674,119

	Hotels, Resorts & Cruise Lines 1.1%
1,217	Gaylord Entertainment Co. (a)	3.750	10/01/14	1,229,170
1,400	Wyndham Worldwide Corp.	3.500	05/01/12	2,002,000

				3,231,170

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Industrial Conglomerates 1.0%
$1,750	Textron, Inc.	4.500%	05/01/13	$2,863,438

	Industrial Machinery 0.7%
1,150	Ingersoll-Rand Co., Ltd. (Bermuda)	4.500	04/15/12	2,093,000

	Internet Retail 0.5%
1,650	GSI Commerce, Inc.	2.500	06/01/27	1,472,625

	Internet Software & Services 2.9%
3,300	Equinix, Inc.	2.500	04/15/12	3,477,375
3,750	SAVVIS, Inc.	3.000	05/15/12	3,262,500
1,380	Symantec Corp.	0.750	06/15/11	1,462,800

				8,202,675

	IT Consulting & Other Services 0.6%
1,750	CACI International, Inc.	2.125	05/01/14	1,850,625

	Leisure Products 0.5%
1,400	Smith & Wesson Holding Corp.	4.000	12/15/26	1,310,750

	Life Sciences Tools & Services 2.3%
788	Illumina, Inc.	0.625	02/15/14	1,546,450
2,355	Millipore Corp.	3.750	06/01/26	2,460,975
2,800	Nektar Therapeutics	3.250	09/28/12	2,555,000

				6,562,425

	Managed Health Care 0.4%
1,380	AMERIGROUP Corp.	2.000	05/15/12	1,245,450

	Movies & Entertainment 0.5%
1,400	Liberty Media LLC	3.125	03/30/23	1,393,000

	Multi-Sector Holdings 0.7%
1,700	Leucadia National Corp.	3.750	04/15/14	2,139,875

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Office Real Estate Investment Trust 0.8%
$1,600	Alexandria Real Estate Equities, Inc. (a)	8.000%	04/15/29	$2,424,000

	Oil & Gas Drilling 1.7%
2,450	Nabors Industries, Inc.	0.940	05/15/11	2,379,563
2,600	Transocean, Inc., Ser C (Cayman Islands)	1.500	12/15/37	2,489,500

				4,869,063

	Oil & Gas Equipment & Services 2.3%
930	Cooper Cameron Corp.	2.500	06/15/26	1,195,050
1,100	Exterran Holdings, Inc.	4.250	06/15/14	1,375,000
650	Schlumberger Ltd., Ser B (Netherlands Antilles)	2.125	06/01/23	1,020,500
1,505	SESI LLC (b)	1.500/1.250	12/15/26	1,358,262
1,700	Trico Marine Services, Inc.	8.125	02/01/13	1,564,238

				6,513,050

	Oil & Gas Exploration & Production 3.2%
1,560	Carrizo Oil & Gas, Inc.	4.375	06/01/28	1,271,400
1,750	Core Laboratories, LP	0.250	10/31/11	2,106,562
3,400	GMX Resources, Inc.	5.000	02/01/13	3,094,000
2,700	St. Mary Land & Exploration Co.	3.500	04/01/27	2,622,375

				9,094,337

	Oil & Gas Refining & Marketing 0.6%
1,720	Western Refining, Inc.	5.750	06/15/14	1,578,100

	Other Diversified Financial Services 0.4%
1,340	NASDAQ OMX Group, Inc.	2.500	08/15/13	1,174,175

	Packaged Foods & Meats 0.4%
1,110	Tyson Foods, Inc.	3.250	10/15/13	1,180,763

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Paper & Related Products 0.5%
$1,350	Rayonier TRS Holdings, Inc.	3.750%	10/15/12	$1,434,375

	Pharmaceuticals 2.7%
2,670	Cephalon, Inc.	2.500	05/01/14	2,820,187
1,500	Endo Pharmaceuticals Holdings, Inc. (a)	1.750	04/15/15	1,460,625
2,762	Gilead Sciences, Inc.	0.500	05/01/11	3,504,288

				7,785,100

	Photographic Products 0.5%
1,450	Eastman Kodak Co. (a)	7.000	04/01/17	1,464,500

	Property & Casualty Insurance 1.1%
2,550	Old Republic International Corp.	8.000	05/15/12	3,155,625

	Retailers 1.0%
3,300	Iconix Brand Group, Inc.	1.875	06/30/12	2,895,750

	Semiconductor Equipment 0.5%
750	Teradyne, Inc.	4.500	03/15/14	1,409,063

	Semiconductors 5.8%
3,670	Advanced Micro Devices, Inc.	5.750	08/15/12	3,096,562
1,400	Diodes, Inc.	2.250	10/01/26	1,340,500
2,300	Intel Corp.	2.950	12/15/35	2,064,250
3,250	Intel Corp. (a)	2.950	12/15/35	2,916,875
1,400	Micron Technology, Inc.	1.875	06/01/14	1,172,500
750	Micron Technology, Inc.	4.250	10/15/13	1,345,312
690	ON Semiconductor Corp., Ser B	*	04/15/24	702,938
2,600	ON Semiconductor Corp. (a)	2.625	12/15/26	2,808,000
1,200	Xilinx, Inc. (a)	3.125	03/15/37	1,060,500

				16,507,437

	Steel 2.8%
1,850	ArcelorMittal (Luxembourg)	5.000	05/15/14	2,680,187
2,420	Steel Dynamics, Inc.	5.125	06/15/14	2,867,700

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Steel (continued)
$1,600	United States Steel Corp.	4.000%	05/15/14	$2,552,000

				8,099,887

	Systems Software 1.4%
1,670	Macrovision Corp.	2.625	08/15/11	2,175,175
1,209	Sybase, Inc.	1.750	02/22/25	1,895,108

				4,070,283

	Technology Distributors 1.0%
1,950	Anixter International, Inc.	1.000	02/15/13	1,757,437
1,400	Bell Microproducts, Inc., Ser B	3.750	03/05/24	1,078,000

				2,835,437

	Wireless Telecommunication Services 1.5%
2,980	NII Holdings, Inc.	2.750	08/15/25	2,939,025
1,545	SBA Communications Corp.	1.875	05/01/13	1,434,919

				4,373,944

	Total Convertible Corporate Obligations 78.8%			225,611,845

Description	Shares	Value

Convertible Preferred Stocks 13.8%
Agricultural Products 0.8%
Archer-Daniels-Midland Co., 6.250%	60,400	$2,409,960

Auto Parts & Equipment 0.5%
Autoliv, Inc., 8.000%	28,450	1,364,462

Commodity Chemicals 0.7%
Celanese Corp., 4.250%	63,000	2,053,409

Diversified Banks 0.7%
Wells Fargo & Co., Class A, 7.500%	2,375	2,120,875

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Description	Shares	Value

Diversified Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	30,800	$3,157,000
Vale Capital II (Cayman Islands), 6.750%	21,000	1,460,813

		4,617,813

Electric Utilities 1.2%
Great Plains Energy, Inc., 12.000%	52,500	3,328,500

Oil & Gas Storage & Transportation 1.0%
El Paso Corp., 4.990%	2,950	2,725,800

Other Diversified Financial Services 0.6%
Bank of America Corp., Ser L, 7.250%	2,000	1,700,500

Pharmaceuticals 1.1%
Schering-Plough Corp., 6.000%	13,200	3,204,300

Property & Casualty Insurance 2.0%
Assured Guaranty, Ltd. (Bermuda), 8.500%	35,000	2,924,950
XL Capital, Ltd. (Cayman Islands), 10.750%	98,000	2,709,700

		5,634,650

Real Estate Investment Trust 0.7%
Simon Property Group, Inc., 6.000%	34,800	2,114,100

Regional Banks 1.9%
KeyCorp, Ser A, 7.750%	31,800	2,756,424
Regions Financial Corp., 10.000%	1,675	2,577,825

		5,334,249

Wireless Telecommunication Services 1.0%
Crown Castle International Corp., 6.250%	50,000	2,712,500

Total Convertible Preferred Stocks 13.8%		39,321,118

Common Stocks 1.4%
Asset Management & Custody Banks 0.7%
Legg Mason, Inc.	66,998	2,078,948

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

Description	Shares	Value

Office Services & Supplies 0.7%
Avery Dennison Corp.	56,097	$2,020,053

Total Common Stocks 1.4%		4,099,001

Total Long-Term Investments 94.0%
(Cost $246,188,434)		$269,031,964

Repurchase Agreements 4.4%
Banc of America Securities ($2,972,951 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $2,972,954)		2,972,951
JPMorgan Chase & Co. ($8,963,994 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $8,964,006)		8,963,994
State Street Bank & Trust Co. ($500,055 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $500,056)		500,055

Total Repurchase Agreements 4.4%
(Cost $12,437,000)		12,437,000

Total Investments 98.4%
(Cost $258,625,434)		281,468,964

Other Assets in Excess of Liabilities 1.6%		4,714,214

Net Assets 100.0%		$286,183,178

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service.

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued
For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Harbor Fund
Portfolio of Investments — September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3

		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Convertible Corporate Obligations	$—	$225,611,845	$—	$225,611,845
Convertible Preferred Stocks
Agricultural Products	2,409,960	—	—	2,409,960
Auto Parts & Equipment	1,364,462	—	—	1,364,462
Commodity Chemicals	—	2,053,409	—	2,053,409
Diversified Banks	2,120,875	—	—	2,120,875
Diversified Metals & Mining	—	4,617,813	—	4,617,813
Electric Utilities	3,328,500	—	—	3,328,500
Oil & Gas Storage & Transportation	—	2,725,800	—	2,725,800
Other Diversified Financial Services	—	1,700,500	—	1,700,500
Pharmaceuticals	—	3,204,300	—	3,204,300
Property & Casualty Insurance	2,709,700	2,924,950	—	5,634,650
Real Estate Investment Trust	2,114,100	—	—	2,114,100
Regional Banks	5,334,249	—	—	5,334,249
Wireless Telecommunication Services	—	2,712,500	—	2,712,500
Common Stocks
Asset Management & Custody Banks	2,078,948	—	—	2,078,948
Office Services & Supplies	2,020,053	—	—	2,020,053
Repurchase Agreements	—	12,437,000	—	12,437,000

Total Investments in an Asset Position	$23,480,847	$257,988,117	$—	$281,468,964

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Harbor Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009